Equity - Capital stock of the Group (Details) - ₩ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of authorized shares	1,000,000,000
Par value per share in won	₩ 5,000
Conversion request period	2020.05.01~2023.04.30
Common stocks
Disclosure of classes of share capital [line items]
Par value per share in won	₩ 5,000	₩ 5,000
Number of shares issued	516,599,554	516,599,554
Preferred stocks
Disclosure of classes of share capital [line items]
Par value per share in won	₩ 5,000	₩ 5,000
Number of shares issued	17,482,000	17,482,000